Filed pursuant to Rule 497(e)

File No. 333-167730

CORPORATE CAPITAL TRUST, INC.

Supplement dated December 19, 2011

To

Prospectus dated April 4, 2011

    This supplement contains information that supplements and amends certain information contained in the accompanying prospectus of Corporate Capital Trust, Inc. dated April 4, 2011, as previously supplemented and amended (as so supplemented and amended, the “Prospectus”). This supplement is part of, and should be read in conjunction with, the Prospectus. The Prospectus has been filed with the Securities and Exchange Commission, and is available at www.sec.gov or by calling (866) 650-0650. Capitalized terms used in this supplement have the same meanings as in the Prospectus, unless otherwise stated herein.

    Before investing in shares of our common stock, you should read carefully the Prospectus and this supplement and consider carefully our investment objective, risks, charges and expenses. You should also carefully consider the information disclosed in the section of the Prospectus captioned “Risk Factors” before you decide to invest in our common stock.

This supplement amends the indicated sections of the Prospectus as follows:

Fees and Expenses

The last sentence of footnote 2 of the fees and expenses table is revised as follows:

The reference in that sentence to “December 31, 2011” is changed to “February 29, 2012”.

The last sentence of footnote 4 to the fees and expenses table is revised as follows:

The reference in that sentence to “all of our operating expenses” is changed to “certain of our operating expenses” and the reference in that sentence to “the end of 2011” is changed to “March 31, 2012”.

Discussion of Expected Operating Results

The first sentence of the first paragraph of the subsection entitled “Expenses” is revised as follows:

The reference to “all operating expenses” is changed to “100% (until the end of 2011) and 65% (thereafter) of operating expenses”.

The second sentence of the first paragraph of the subsection entitled “Expenses” is revised as follows:

The reference in that sentence to “December 31, 2011” is changed to “March 31, 2011”.

The fourth sentence of the first paragraph of the subsection entitled “Expenses” is deleted and replaced with the following:

For this purpose, “other operating expenses” for any period means all costs and expenses paid or incurred by us, as determined under generally accepted accounting principles, including base advisory fees payable pursuant to the Investment Advisory Agreement and Sub-Advisory Agreement, and excluding (i) incentive advisory fees payable pursuant to those agreements, (ii) offering and organization expenses, and (iii) all interest costs related to indebtedness for such period, if any.

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